Other operating income (expenses) (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information for cash-generating units [abstract]
Impairment		R$ (37,185)	R$ (44,790)	R$ (14,842)
Gain on remeasurement of interest previously held		724	0	0
Capital loss on disposal		0	0	(12,087)
Write-off of call option		0	(20,865)	(10,705)
Gain on sale of property, plant and equipment		415	2,123	0
Donations		(3,249)	(1,883)	(2,030)
Realization of tax credit relating to prior periods	[1]	9,679	13,298	22,605
Other operating (expenses) income, net		(243)	(25,821)	(7,669)
Total		(29,859)	(77,938)	(24,728)
CTR Itaborai [Member]
Disclosure of information for cash-generating units [abstract]
Impairment		(36,781)	(44,790)	(10,788)
Resicontrol [Member]
Disclosure of information for cash-generating units [abstract]
Impairment		0	0	(4,054)
Agua e Solo [Member]
Disclosure of information for cash-generating units [abstract]
Impairment		R$ (404)	R$ 0	R$ 0

[1]	Taxes paid in connection with the acquisition of materials and equipment, which Estre has not used to offset against the payment of other taxes in the years in which such receivables were generated, but that as a result of a further analysis of the applicable tax law, Estre subsequently recognized as recoverable taxes against income.